Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.08371%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,478,599.28

Principal:
Principal Collections	$21,833,575.54
Prepayments in Full	$10,280,596.27
Liquidation Proceeds	$517,933.69
Recoveries	$144,249.63
Sub Total	$32,776,355.13
Collections	$35,254,954.41

Purchase Amounts:
Purchase Amounts Related to Principal	$94,327.49
Purchase Amounts Related to Interest	$673.51
Sub Total	$95,001.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,349,955.41

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,349,955.41
Servicing Fee	$622,998.97	$622,998.97	$0.00	$0.00	$34,726,956.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,726,956.44
Interest - Class A-2a Notes	$119,205.76	$119,205.76	$0.00	$0.00	$34,607,750.68
Interest - Class A-2b Notes	$79,139.07	$79,139.07	$0.00	$0.00	$34,528,611.61
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$32,506,951.78
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$32,175,701.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,175,701.78
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$31,978,959.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,978,959.78
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$31,837,378.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,837,378.11
Regular Principal Payment	$29,143,773.32	$29,143,773.32	$0.00	$0.00	$2,693,604.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,693,604.79
Residual Released to Depositor	$0.00	$2,693,604.79	$0.00	$0.00	$0.00
Total		$35,349,955.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,143,773.32
Total					$29,143,773.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,014,295.70	$63.31	$119,205.76	$0.40	$19,133,501.46	$63.71
Class A-2b Notes	$10,129,477.62	$63.31	$79,139.07	$0.49	$10,208,616.69	$63.80
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$29,143,773.32	$22.15	$2,889,578.33	$2.20	$32,033,351.65	$24.35

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$26,638,158.38	0.0886933	$7,623,862.68	0.0253841
Class A-2b Notes	$14,190,934.73	0.0886933	$4,061,457.11	0.0253841
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$641,949,093.11	0.4878848	$612,805,319.79	0.4657354

Pool Information
Weighted Average APR	3.992%	4.010%
Weighted Average Remaining Term	40.64	39.90
Number of Receivables Outstanding	30,694	29,983
Pool Balance	$747,598,767.55	$714,353,027.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$675,531,491.49	$645,889,032.07
Pool Factor	0.5081278	0.4855314

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$68,463,995.04
Targeted Overcollateralization Amount	$101,547,707.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,547,707.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$519,307.45
(Recoveries)		58	$144,249.63
Net Loss for Current Collection Period			$375,057.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6020%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5926%
Second Prior Collection Period			0.4014%
Prior Collection Period			0.1927%
Current Collection Period			0.6157%
Four Month Average (Current and Prior Three Collection Periods)			0.4506%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,226	$6,206,647.32
(Cumulative Recoveries)			$685,209.12
Cumulative Net Loss for All Collection Periods			$5,521,438.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3753%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,062.52
Average Net Loss for Receivables that have experienced a Realized Loss			$4,503.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	264	$8,730,688.40
61-90 Days Delinquent	0.22%	40	$1,564,566.92
91-120 Days Delinquent	0.02%	8	$165,115.48
Over 120 Days Delinquent	0.08%	14	$582,552.16
Total Delinquent Receivables	1.55%	326	$11,042,922.96

Repossession Inventory:
Repossessed in the Current Collection Period		20	$680,071.62
Total Repossessed Inventory		26	$988,601.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1717%
Prior Collection Period			0.2183%
Current Collection Period			0.2068%
Three Month Average			0.1989%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3237%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	83	$2,800,066.55
2 Months Extended	112	$3,977,808.39
3+ Months Extended	16	$662,531.85

Total Receivables Extended	211	$7,440,406.79
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer